Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair value transfers between Levels	$ 0	$ 0	$ 0